Consolidated statement of comprehensive income (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statement of comprehensive income
Loss from discontinued operations	£ 635	£ 1,683	£ 1,544